Financial income and expenses - Summary of Financial Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Financial income on deposits and money market funds	$ 48	$ 33	$ 17
Interest income on loans and other assets	15	6	5
Financial income	63	39	22
Interest expense on bonds and syndicated facility	131	85	92
Interest expense on lease liabilities	30	29	29
Unwind of discount on deferred purchase consideration	0	1	0
Foreign exchange losses/(gains)	25	(35)	(10)
Other charges	17	11	7
Financial expenses	$ 203	$ 91	$ 118